SEGMENT REPORTING	6 Months Ended
Jun. 30, 2021
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
11.	SEGMENT REPORTING

The Company has three reportable segments, namely digital entertainment, e-commerce and digital financial services. The Chief Operating Decision Maker (“CODM”) reviews the performance of each segment based on revenue and certain key operating metrics of the operations and uses these results for the purposes of allocating resources to and evaluating financial performance of each segment.
Description of Reportable Segments:
Digital entertainment – Garena’s platform offers mobile and PC online games and develops mobile games for the global market. Garena is the global leader in eSports, it also provides access to other entertainment content and social features, such as live streaming of gameplay, user chat and online forums.
E-commerce – Shopee’s platform is a mobile-centric, social-focused marketplace. It provides users with a convenient, safe, and trusted shopping environment with integrated payment, logistics infrastructure and comprehensive seller services. Products from manufacturers and third parties are also purchased and sold directly to buyers on Shopee’s platform.
Digital financial services – SeaMoney provides a variety of payment services and loans to individuals and businesses. It is an important payment infrastructure supporting the Company’s digital entertainment and e-commerce businesses. In addition, SeaMoney also integrates with third party merchant partners and covers a broad set of consumption use cases.
A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other services”.

Information about segments for the six months ended June 30, 2020 and 2021 presented were as follows:

	For the Six Months ended June 30, 2020
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses (1)	Consolidated
	$	$	$	$	$	$
Revenue	753,629	706,230	22,032	115,063	–	1,596,954

Operating income (loss)	341,064	(636,541)	(193,612)	(23,632)	(127,806)	(640,527)
Non-operating income, net						18,847
Income tax expense						(51,058)
Share of results of equity investees						(1,588)

Net loss						(674,326)

	For the Six Months ended June 30, 2021
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses (1)	Consolidated
	$	$	$	$	$	$
Revenue	1,805,602	2,077,487	140,039	21,064	–	4,044,192

Operating income (loss)	1,029,577	(1,084,139)	(316,648)	(84,582)	(226,637)	(682,429)
Non-operating loss, net						(48,313)
Income tax expense						(126,216)
Share of results of equity investees						1,198

Net loss						(855,760)

(1) Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Revenue from external customers is classified based on the geographical locations where the services were provided.

	For the Six Months ended June 30,
	2020	2021
	$_	$_
Revenue

Southeast Asia	992,331	2,541,824
Latin America	300,830	776,728
Rest of Asia	256,911	560,012
Rest of the world	46,882	165,628

Consolidated revenue	1,596,954	4,044,192